Facility Operating Lease (Details) - Schedule of operating lease liabilities - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Schedule of operating lease liabilities [Abstract]
Fiscal 2023	$ 41,017	$ 161,070
Fiscal 2024	165,096	165,096
Fiscal 2025	169,224	169,224
Fiscal 2026	129,283	129,324
Total	504,620	624,714
Less imputed interest	(5,850)	(9,021)
Total operating lease liability	498,770	615,693
Less: current portion	160,882	156,988
Lease liability, long term	$ 337,888	$ 458,705